FIRSTAR SELECT REIT-PLUS FUND




PROSPECTUS                                                       August 1, 2000


                              Firstar Select Funds
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                 For Information, Client Services and Requests:
                                 (800) 677-FUND


















         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS



REIT-Plus Fund..............................................................1

Past Performance............................................................3

Fund Expenses...............................................................5

Management of the Fund......................................................6

Distribution of Shares......................................................7

Description of Classes......................................................7

The Price of Shares.........................................................8

Purchasing Shares...........................................................9

Selling Shares..............................................................12

Dividends, Capital Gain Distributions and Taxes.............................14

Financial Highlights........................................................15

Additional Information .....................................................17

FOR MORE INFORMATION
See the last page for more information about the fund.

REIT-PLUS FUND

Investment Goal

The REIT-Plus Fund's investment objective is to provide above average income and long-term growth of capital.

Investment Policies and Portfolio Securities

The fund attempts to achieve its investment goals by investing primarily in real estate investment trusts ("REITs") plus other real estate related equity securities (including common stock, preferred stock and securities convertible into common stock). Under normal circumstances, the fund will invest at least 65% of its total assets in REITs. The fund will invest primarily in equity REITs that invest in office, residential, retail, industrial and specialty properties. The fund may also invest in mortgage REITs that invest in real estate mortgages. Real estate related equity securities also include those issued by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies.

The adviser selects securities and attempts to maintain an acceptable level of risk and volatility largely through the use of quantitative and analytical measurement techniques. The adviser considers the following factors when using these research techniques:

- the ratio of the company's income from operations compared to the price of the security ("price to income ratio"),
-    historical and projected  income growth rates,
-    management  strategy,
-    real estate  portfolio  analysis,
-    market  capitalization,
-    average daily trading volume and
- the amount of the company's debt, and how that debt could affect the company's ability to make additional investments.

The Fund primarily purchases REITs with above average income growth rates (compared to other REITs) coupled with low price to income ratios. The Fund's adviser believes that these companies, when managed successfully, will produce above average income and will eventually become more widely recognized by investors as valuable investment opportunities. These factors should result in long-term growth of capital.

When selling securities, the adviser considers three factors: (1) Have the objectives of the fund been met? (2) Has the attractiveness of the securities deteriorated? (3) Has the adviser's outlook changed? If the adviser can answer each question positively, then the adviser will sell the securities.

Temporary Investments To respond to adverse market, economic, political or other
---------------------
conditions, the fund may invest up to 100% of its assets in high quality U.S. and foreign short-term money market instruments. The fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money market instruments include:

-    commercial paper
-    certificates of deposit, demand and time deposits and bankers' acceptances
-    U.S. government securities
-    repurchase agreements collateralized by U.S. government securities
-    money market funds

To the extent the fund engages in this temporary, defensive strategy, the fund may not achieve its investment objective. To the extent the Fund invests in money market funds, shareholders will be subject to duplicative management fees.

Principal Investment Risks
===========================

The main risks of investing in the fund are:

Stock  Market  Risk The fund is subject to stock  market  risks and  significant
-------------------
fluctuations in value. If the stock market declines in value, the fund is likely to decline in value. Therefore, you may lose money if the value of the fund declines.

Stock Selection Risk The stocks  selected by the investment  adviser may decline
--------------------
in value or not increase in value when the stock market in general is rising.

Real Estate Industry Risks The  concentration  of the fund's  investments in the
--------------------------
real estate industry will subject the fund to risks in addition to those that apply to the general equity markets. Economic, legislative or regulatory developments may occur which significantly affect the entire real estate industry and thus may subject the fund to greater market fluctuations than a fund that does not concentrate in a particular industry. In addition, the fund will generally be subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Because of the fund's strategy to concentrate in the real estate industry, it may not perform as well as other mutual funds that do not concentrate in only one industry.

Real Estate Investment Trust Risks Some of the risks of equity and mortgage REITs are that they depend on management skills and are not diversified. As a result, REITs are subject to the risk of financing either single projects or any number of projects. REITs depend on heavy cash flow and may be subject to defaults by borrowers and self-liquidation. The success of REITs can be significantly affected by changing demographic patterns. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by the quality of any credit extended. The adviser tries to minimize these risks by selecting REITs diversified by sector (i.e. shopping malls, apartment building complexes, health care facilities) and geographic location.

Small and Medium Size  Companies Risk The fund may invest in the stocks of small
-------------------------------------
to medium size companies. Small and medium size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure. The trading volume of small and medium size companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. These factors could negatively affect the price of the stock and reduce the value of the Fund.

Liquidity  Risk Many REITs are  smaller  in size and  therefore  are  subject to
---------------
liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The adviser may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

The Statement of Additional Information contains additional information about the fund and the types of securities in which it may invest.


An investment in the fund is not a deposit of Firstar Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Who May Want to Invest

The fund may be appropriate for people who:

-    wish to invest for the long term
-    want to diversify their portfolios
- want to allocate some portion of their long-term investments to real estate securities
- are willing to accept a high degree of volatility and risk in exchange for the opportunity to realize greater financial gains in the future

The fund may not be appropriate for people who:

-    are investing for short terms
-    are risk adverse



PAST PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table below illustrate the variability of the fund's returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar basis). The table shows how the fund's average annual returns over time compare with broad measures of market performance. The fund is the successor to the portfolio of a common trust fund managed by the adviser for over ten years. At the fund's commencement of operations on June 24, 1997, the assets from the common trust fund were transferred to the fund in exchange for Class Y shares. The adviser has represented that the fund's investment objective, policies and limitations are in all material respects identical to those of the common trust fund.

The performance information of the Class Y shares includes the performance of the common trust fund for periods before the fund's registration as a mutual fund became effective. The common trust fund's performance was adjusted to reflect expenses of 1.34% (the percentage of expenses estimated for the fund in its original prospectus). The common trust fund was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed on the fund. If the common trust fund had been registered as a mutual fund, the performance may have been adversely affected. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


--------------------------------------------------------------------------------
                                  [bar chart]
                           REIT-Plus Fund - Y Shares*
                          Calendar Year Returns (12-31)
1990  -17.87%       1991  28.83%        1992  18.30%        1993  18.94%
1994    0.02%       1995  10.07%        1996  32.00%        1997  16.75%
1998  -15.96%       1999  -4.39%

--------------------------------------------------------------------------------
The year-to-date return for the Class Y shares through June 30, 2000 in 14.49%.

Best Quarter:             Q1       1993             17.77%
Worst Quarter:             Q3       1990            -12.22%


*Returns prior to June 24, 1997 are of the predecessor common trust fund, not the fund.



------------------------------- ------------------- ----------------- ------------------ ------------------
                                       1 Year            Five Year         10 Year            Since
Average annual total return                                                                 Inception
Through 12/31/99
=============================== =================== ================= ================== ==================
REIT-Plus Fund
             B shares 1               -4.49%              N/A               N/A               -11.32%
             Y shares 2               -4.39%              6.39%             7.33%               6.54%
Morgan Stanley                        -3.32%              N/A               N/A                -3.54% 4
REIT Index 3
------------------------------- ------------------- ----------------- ------------------ ------------------

1    B Shares commenced operations on April 1, 1998.
2    Y Shares commenced operations on June 24, 1997.
3    The Morgan Stanley REIT Index is an unmanaged  index  comprised of the most actively traded REITs.
4    Based on Y shares inception date.



FUND EXPENSES
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


------------------------------------- ----------- -----------
Shareholder    Fees    (fees    paid  Class B     Class Y
directly from your investment)
------------------------------------- ----------- -----------
Maximum Sales Charge (Load)  Imposed  None        None
on  Purchases  (as a  percentage  of
offering price)
Maximum    Deferred   Sales   Charge  5.00%       None
(Load) 1  (as   a   percentage    of
offering price)
Maximum Sales Charge (Load)  Imposed  None        None
on Reinvested Dividends
Redemption Fee                        None        None
Exchange Fee                          None        None
------------------------------------- ----------- -----------
------------------------------------- ----------- -----------
Annual   Fund   Operating   Expenses  Class B     Class Y
(expenses deducted from fund assets)
------------------------------------- ----------- -----------
Management Fees                       0.75%       0.75%
Distribution   and  Service  (12b-1)  None        None
Fees 2
Other Expenses                        20.80%      0.86%
Total Annual Fund Operating Expenses
                                      21.55%      1.61%
Expense Reimbursement 4               19.95%      N/A
Net Fund Operating Expenses           1.60%       1.61%
------------------------------------- ----------- -----------

1 The contingent deferred sales charge is 5.00% in the first year, declining to 1.00% in the fifth year and 0.00% thereafter. See "Price of Shares."

2 The Trust has adopted a 12b-1 Plan which permits the Fund to pay up to 0.25% of average net assets as a 12b-1 fee to the Fund's distributor. The fund's expenses will not be affected by the 12b-1 Plan because the Adviser does not intend to activate the Plan through July 31, 2001.

3 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. For the foreseeable future, the fund plans to limit the shareholder servicing fee to an annual rate of 0.10% of average daily net assets.

4 The adviser has agreed contractually to maintain the fund's Class B expenses until July 31, 2001 at the lesser of: a) 1.60%, or b) the ratio of operating expenses to average net assets for the fund's Class Y shares, for the same period. There is no contractual agreement to reimburse Class Y expenses.


Example The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that:
1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.
2.  Your investment has a 5% return each year, and
3.  The fund's operating expenses remain the same.
4.  You reinvest your dividends and distributions.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- --------- ----------- ---------- ------------
              1 Year    3 Years     5 Years    10 Years
------------- --------- ----------- ---------- ------------
Class B       $668       $4420      $7123      $10981
Class Y       $169       $550       $995       $2440
------------- --------- ----------- ---------- ------------

If you did not redeem your shares, you would pay the following expenses:

------------- ---------- ---------- ---------- ------------
              1 Year     3 Years    5 Years    10 Years
------------- ---------- ---------- ---------- ------------
Class B       $168       $4248      $7094      $10981
Class Y       $169       $550       $995       $2440
------------- ---------- ---------- ---------- ------------

Class descriptions are on page 7.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
Investment Adviser
------------------

The investment adviser for the fund is Firstar Bank, N.A. The adviser is located at 425 Walnut Street, Cincinnati, Ohio 45202. The adviser conducts investment research and supervision for the fund and is responsible for the purchase and sale of securities of the fund's portfolio. The adviser receives an annual fee from the fund for its services of 0.75% of its average daily assets.

The adviser was solely owned by StarBanc Corporation until November 20, 1998 when StarBanc Corporation merged with Firstar Corporation. The new entity retained the "Firstar" name and Firstar Corporation is now the parent company of the adviser. Firstar Bank, N.A. was known as Star Bank, N.A. prior to the merger.

The merger has produced no significant changes to the management of the adviser. Together, the two banks have become the 21st largest bank in the United States and have blended an expertise of trust administration and investments together with extensive knowledge in the mutual fund industry.

Firstar Bank manages trust funds and collective investment funds having a market value in excess of $12 billion. As part of its regular banking operations, Firstar Bank may make loans to public companies. As a result, it may be possible for the funds to hold or acquire securities of companies that are also lending clients of Firstar Bank. The lending relationship will not be a factor in the selection of securities.

Portfolio Manager
-----------------

Karen Bowie has been responsible for the day-to-day management of the Fund's portfolio since March 1, 1999. Ms. Bowie has been a Senior Portfolio Manager and Vice President of Firstar Bank since January 1999. She is responsible for financial services research and portfolio management. From 1993 until January 1999 she served as Senior Portfolio Manager and Vice President of Investment Management of PNC Bank, managing fixed income and value-oriented equity portfolios. Ms. Bowie earned a Doctor of Jurisprudence degree from the Salmon P. Chase College of Law in 1995, a Master of Business Administration degree from Xavier University in 1990, and a Bachelor of Business Administration degree from Xavier University in 1983. She also earned the Chartered Financial Analyst designation in 1987.

Fund  Administration,   Fund  Accounting,  Dividend  Disbursement,  and  Custody
--------------------------------------------------------------------------------
Services
--------

Unified Fund Services, Inc. provides administrative, accounting and dividend disbursement services to the Firstar Select Funds and is located in
Indianapolis, Indiana. Firstar Bank, N.A., the fund's investment adviser, also serves as custodian for the fund.

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------
Distributor
-----------

Unified Management Corporation is the distributor for shares of the fund. Unified is based in Indianapolis, Indiana and is the distributor for a number of investment companies around the country.

Rule 12b-1 Plan
---------------

The fund has adopted a Rule 12b-1 Plan under the Investment Company Act of 1940. Under the Rule 12b-1 Plan, class B and Y shares may pay up to an annual rate of 0.25% of the average daily net asset value of shares to Unified. Unified can use this fee to finance activities that promote the sale of the fund's shares. Such activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers, and sales personnel.


Currently, the fund is not paying or accruing Rule 12b-1 fees. The fund's adviser does not intend to activate the Rule 12b-1 Plan through July 31, 2001. Rule 12b-1 fees are paid out of fund assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Servicing
---------

The adviser (not the fund) may pay certain financial institutions (which may include banks, securities dealers and other industry professionals), a "servicing fee" for performing certain administrative functions for fund shareholders. The servicing fee may amount to 0.25% of the average daily net assets serviced by the institution for each calendar quarter, although it is anticipated that no fee will be paid with respect to assets invested for more than one year.


DESCRIPTION OF CLASSES
--------------------------------------------------------------------------------
Class B
-------

Class B shares are regular retail shares and may be purchased through broker-dealers. With class B shares, a sales charge may be imposed if you redeem your shares within a certain time period. If you redeem your class B shares within five full years of the date you purchased, a contingent deferred sales charge (CDSC) may be charged by the fund's distributor. For more information on the CDSC, see "The Price of Shares."

Class Y
-------

The Y class of shares is available only to Firstar Bank's trust or institutional investors. With Class Y shares you do not pay any sales charges. The Class Y shares do pay investment management fees and other fees.

THE PRICE OF SHARES
--------------------------------------------------------------------------------
How NAV is Determined
---------------------


The net asset value (NAV) is calculated by taking the value of the fund's assets, including interest on dividends accrued, but not yet collected, less all liabilities and dividing the result by the number of shares outstanding. The net asset value for the fund is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on the New York Stock Exchange, Monday through Friday, except on days the New York Stock Exchange is not open.


--------------------------------
NAV =
Assets-Liabilities
------------------
# outstanding shares
--------------------------------



Determining Market Value of Securities
--------------------------------------

Market or fair values of the fund's portfolio securities are determined as follows:

1. For equity securities: according to the last quoted sale price on a national securities exchange or on the NASDAQ National Market System, if applicable.

2. In the absence of recorded sales for listed equity securities: according to the mean between the last closing bid and asked prices.

3.   For unlisted equity securities: latest bid prices

4.   For  bonds  and  other  fixed-income   securities:   as  determined  by  an
     independent pricing service.

5. For short-term obligations: according to the mean between bid and asked prices as furnished by an independent pricing service.

6. For short-term obligations with remaining maturity of 60 days or less at the time of purchase: at amortized cost.

7. For all other securities: at fair value as determined in good faith by the Trustees.

What Shares Cost - Class B Shares
----------------------------------

If you purchase class B shares, you will pay the net asset value next determined after your order is received. There is no sales charge on this class at the time you purchase your shares. However, there is a contingent deferred sales charge on Class B shares at the time you redeem. Any applicable CDSC will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption in the amount indicated by the table below:


------------------------------------- ---------------------------------------
YEAR OF REDEMPTION AFTER PURCHASE     CONTINGENT DEFERRED SALES CHARGE
------------------------------------- ---------------------------------------
Year 1                                5.00%
Year 2                                4.00%
Year 3                                3.00%
Year 4                                2.00%
Year 5                                1.00%
Year 6                                0.00%
------------------------------------- ---------------------------------------

In computing the amount of CDSC you could be charged, redemptions are deemed to have occurred in the following order:

1. shares of the fund you purchased by reinvesting your dividends and long-term capital gains

2. shares of the fund you held for more than five full years from the date of purchase

3. shares of the fund you held for fewer than five full years on a first-in, first-out basis

A redemption made under the Automatic Withdrawal Plan (see "Selling Shares") will not be assessed CDSC as long as annual redemptions do not amount to more than 10% of your initial balance. CDSC is also not charged on:

-shares purchased by reinvesting your dividends or distributions of short or long-term capital gains

-shares held for more than five full years after purchase

-redemptions made following death or disability (as defined by the IRS)

-redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 70 1/2years old or older.

-redemptions made in shareholder accounts that do not have the required minimum balance

What Shares Cost - Class Y Shares
----------------------------------

If you purchase Class Y shares you will pay their NAV next determined after your order is received. There is no sales charge on this class at any time.


PURCHASING SHARES
--------------------------------------------------------------------------------
Opening an Account
------------------

To open an account, first determine if you are buying class B or Y shares (see page 7 for class descriptions.) The minimum initial investment amounts for the fund are as follows:

-    $1,000 for individuals

-    $500 for Education IRA customers


- $25 for Firstar Bank Connections Group Banking customers and Firstar Bank Employees and members of their immediate family, participants in the Firstar Bank Student Finance 101 Program who establish a systematic investment program and persons contributing to SIMPLE IRAs

- $1,000 for trust or institutional customers of Firstar Bank ($1,000 may be determined by combining the amount in all mutual fund accounts you maintain with Firstar Bank)

Additional investments may be made in any amount.

Waivers - Class B Shares
------------------------

The following persons will not have to pay a sales charge on class B shares:

- employees and retired employees of Firstar Bank (or Star Bank), Unified Management Corporation, or their affiliates, or of any bank or investment dealer who has a sales agreement with Unified Management Corporation with regard to the Fund, and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees;
-        Firstar Trust customers of Firstar Corporation and its subsidiaries;and
-        non-trust customers of financial advisers




Receipt of Orders
-----------------

Shares may only be purchased on days the New York Stock Exchange is open for business. Your order will be considered received after your check is converted into federal funds and received by Firstar Bank (usually the next business day). If you are paying with federal funds (wire), your order will be considered received when Firstar Bank receives the federal funds.



----------------------------------------------------
----------------------------------------------------
When making a purchase request, make sure your request is in good order. "Good order" means your letter of instruction includes: - the name of the fund - the dollar amount of share to be purchased - purchase application or investment stub
- check payable to Firstar Select Funds
----------------------------------------------------
----------------------------------------------------


Timing of Requests
------------------

The price per share will be the net asset value next computed after the time your request is received in good order and accepted by the fund or the fund's authorized agent. All requests received in good order by the fund before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.
|X|

Methods of Buying


------------------------------------------- ----------------------------------------- -----------------------------------------
                                            To Open an Account                        To Add to an Account
------------------------------------------- ----------------------------------------- -----------------------------------------
-  By telephone                             Call Firstar  Select Funds at 1-800-677-  Call Firstar  Select Funds at 1-800-677-
                                            FUND to  place  the  order.  (Note:  for  FUND to  place  the  order.  (Note:  for
   (Firstar Bank customers only)            security reasons,  requests by telephone  security reasons,  requests by telephone
                                            may be recorded.)                         may be recorded.)
------------------------------------------- ----------------------------------------- -----------------------------------------
------------------------------------------- ----------------------------------------- -----------------------------------------
-  By Mail                                  Make your  check  payable to "Firstar     Fill  out  the  investmentstub from an
                                            Select Funds."  Forward the check and     account statement,  or indicate  the fund your
                                            application to  the  address  below.      name  and account number on your check. Make
                                                                                      your check payable to "Firstar Select Funds."
                                                                                      Forward the check and stub to the address
                                                                                      below.
------------------------------------------- ----------------------------------------- -----------------------------------------
------------------------------------------- ----------------------------------------- -----------------------------------------
-  By Federal Funds Wire                    Forward  your   application  to  Firstar  Call    Firstar    Select    Funds    at
                                            Select  Funds  at  the  address   below.  1-800-677-FUND  to  notify  of  incoming
                                            Call   1-800-677-   FUND  to  obtain  an  wire.  Use the following instructions:
                                            account  number.  Wire  funds  using the  Firstar Bank, N.A.
                                            instructions to the right.                ABA# 042000013
                                                                                      Credit: Unified Management Corporation
                                                                                      Account # 486464944
                                                                                      Further Credit:
                                                                                      Firstar     Select     REIT-Plus    Fund
                                                                                      (designate Class B or Y)
                                                                                      (your account #)
------------------------------------------- ----------------------------------------- -----------------------------------------
------------------------------------------- ----------------------------------------- -----------------------------------------
-  Automatic Investment Plan                Open  a  fund  account  with  one of the  If  you  didn't  set  up  an   automatic
                                            other  methods.  If by mail,  be sure to  investment   plan  with  your   original
                                            include your checking  account number on  application,     call     Firstar     at
                                            the   appropriate    section   of   your  1-800-677-FUND.  Additional  investments
                                            application.                              (minimum  of $25  per  period)  will  be
                                                                                      taken    automatically     monthly    or
                                                                                      quarterly from your checking account.
------------------------------------------- ----------------------------------------- -----------------------------------------
------------------------------------------- ----------------------------------------- -----------------------------------------
- Through  Shareholder  Service             To  purchase  shares for  another         To purchase shares for another
  Organizations                             investor,  call Firstar  Select Funds at  investor, call Firstar Select Funds at
                                            1-800-677-FUND.                           1-800-677-FUND.
------------------------------------------- ----------------------------------------- -----------------------------------------

Address for Firstar Select Funds
--------------------------------

You should use the following address when sending documents by mail or by overnight delivery:

           By Mail                         By Overnight Delivery:
           -------                         ----------------------

    Firstar Select Funds                      Firstar Select Funds
    Client Services                           Client Services
    c/o Firstar Bank, N.A.                    c/o Firstar Bank, N.A.
    425  Walnut  Street,   ML  7135           425 Walnut Street, ML 7135
    Cincinnati, Ohio  45202                   Cincinnati, Ohio  45202


NOTE: The fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at Firstar Bank's post office box of purchase applications or redemption requests do not constitute receipt by the funds.

SELLING SHARES
--------------------------------------------------------------------------------
Methods of Selling
------------------

-------------------------------------------- --------------------------------------------------------------
                                             To Sell Some or All of Your Shares
-------------------------------------------- --------------------------------------------------------------
-------------------------------------------- --------------------------------------------------------------
-  By telephone                              Call  Firstar  Select  Funds  at  1-800-677-FUND  to sell any amount of shares.  (NOTE: For security  reasons,  requests by telephone may be recorded.)
-------------------------------------------- --------------------------------------------------------------
-------------------------------------------- --------------------------------------------------------------
-  By Mail                                   Send a letter  instructing the Firstar Select Funds to redeem the  dollar  amount of shares  you wish.  The  letter  should contain the fund's  name,  the account  number and the number of shares or the dollar  amount of shares to be redeemed.  Be sure  to have  all  shareholders  sign  the  letter.  If your account is an IRA,  signatures must be guaranteed.
-------------------------------------------- --------------------------------------------------------------
-------------------------------------------- --------------------------------------------------------------
-  Redemption In-Kind                        Call Firstar  Select Funds at  1-800-677-FUND  to request the amount of money you want.  If the amount is over  $250,000 or
                                             1% of the class's net asset value,  the fund has the right to
                                             redeem  your   shares  by  giving  you   readily   marketable
                                             securities instead of cash.
-------------------------------------------- --------------------------------------------------------------
-------------------------------------------- --------------------------------------------------------------
-  By Federal Funds Wire                     Call Firstar  Select Funds at  1-800-677-FUND  to request the amount  of money  you  want.  Be sure to have  all  necessary information  from your  bank.  Your bank may  charge a fee to receive wired funds.


-------------------------------------------- --------------------------------------------------------------
-------------------------------------------- --------------------------------------------------------------
-  Automatic Withdrawal Plan                 Call Firstar  Select Funds at  1-800-677-FUND  to arrange for regular monthly or quarterly fixed withdrawal  payments.  The minimum  payment  you may  receive  is $25 per  period.  Note that this plan may deplete  your  investment  and affect your income or yield.  Also,  it isn't wise to make  purchases  of class B shares  while  participating  in this plan because of the sales charges.
-------------------------------------------- --------------------------------------------------------------
-------------------------------------------- --------------------------------------------------------------
-  Shareholder Service Organization          Consult your account  agreement for  information on redeeming shares.
-------------------------------------------- --------------------------------------------------------------

When Redemption Proceeds Are Sent to You
----------------------------------------

Your shares may only be redeemed on days on which the fund computes its net asset value. Your redemption requests cannot be processed on days the New York Stock Exchange is closed or on federal holidays which restrict wire transfers.

All requests received in good order by Firstar Select Funds before 3:30 p.m. (Eastern time),will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or check mailed more than 7 calendar days after Firstar receives a proper redemption request. If you purchase shares using a check and soon after request a redemption, Firstar Select Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 business days)



When making a redemption request, make sure your request is in good order, "Good order" means your letter of a instruction includes:

-    the name of the fund
-    the number of shares or the dollar amount of shares to be redeemed
- signatures of all registered shareholders exactly as the shares are registered (guaranteed for IRAs)
-    the account registration number


Value of Shares Sold
---------------------

Your shares will be redeemed at the net asset value next determined after Firstar Select Funds receives you redemption request in good order. In the case of class B shares, the applicable contingent deferred sales charge will be subtracted from your redemption amount or your account balance, per your instructions.

Accounts with Low Balances
--------------------------

Due to the high cost of maintaining accounts with low balances, Firstar Select Funds may mail you a notice if your account falls below $1,000 requesting that you bring the account back up to $1,000 or close it out. If you do not respond to the request within 30 days, Firstar Select Funds may close the account on your behalf and send you the proceeds. If you have an account through a shareholder service organization, consult you account agreement for information on accounts with low balances.

Signature Guarantees
---------------------

You will need your signature guaranteed if:
-    you are redeeming shares from an IRA account
- you request a redemption to be made payable to a person not on record with the fund, or
- you request that a redemption be mailed to an address other than that on record with the fund.

You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions.

DIVIDENDS, CAPITAL GAIN
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------
Dividends and Capital Gains
---------------------------

The fund declares and pays dividends on a quarterly basis. Unless you provide a written request to receive payment in cash, your dividends will automatically be reinvested in additional shares of the fund. Dividends paid in cash will be mailed to you via the U.S. Postal Service. Keep in mind, undeliverable checks or checks not deposited within six months will be reinvested in additional shares of the fund at the then current net asset value. Dividends paid in cash or in additional shares are treated the same for tax purposes.

If the fund realizes capital gains, they will be distributed once every 12 months.

Tax Information
----------------

The fund will pay no federal income tax because it expects to meet certain Internal Revenue Code requirements. Depending on the purchase price and the sale price, you may have a gain or a loss if you sell your shares of the fund. The fund will provide you with detailed tax information for reporting purposes. You should consult your own tax adviser regarding tax consequences under your state and local laws.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. All dividends paid by the funds and distributions of net realized short-term capital gains are taxable as ordinary income. Distributions paid by a fund from net realized long-term capital gains are taxable as long-term capital gain. The capital gain holding period and the applicable tax rate is determined by the length of time the fund has held the security and not the length of time that you have held shares in the fund. The fund expects that, because of its investment objective, distributions will consist of income and long- and short-term capital gains. The fund will provide you with detailed tax information for reporting purposes.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the fund to withhold 31% of any dividend and redemption or exchange proceeds. The fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table set forth below is intended to help you understand the fund's financial performance for the fund's period of operations. Most of the information reflects financial results with respect to a single fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by McCurdy & Associates CPA's., Inc., whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                            Class Y (c)

                                                                    Year             Year              Year
                                                                    Ended            Ended             Ended
                                                                  March 31,        March 31,         March 31,
                                                                    2000              1999             1998(a)
                                                                    ----              ----             -------

PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning ...................................      $ 7.96           $10.59            $10.00
Income from investment operations:
Net investment income ........................................        0.53             0.40              0.35
Net realized and unrealized
          gain (loss) on investments..........................       (0.21)           (2.55)             0.86
                                                                   --------           ------          -------
Total from investment income .................................        0.32            (2.15)             1.21
Less  distributions:
     Dividends from net
          investment income ..................................       (0.53)           (0.40)            (0.35)
Distributions from net realized
              gains on investments............................        0.00            (0.08)            (0.27)
                                                                      ----            ------            ------
Total from distributions .....................................       (0.53)           (0.48)            (0.62)
                                                                    -------           ------            ------

Net asset value at end of period .............................     $  7.75           $  7.96          $  10.59
                                                                     =====            =====             ======

TOTAL RETURN..................................................        4.22%          (20.59%)           14.96%(b)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)....................       28,813            30,566            43,981
     Ratio of total expenses to
          average net assets .................................        1.61%             1.47%            1.52%(b)
         Ratio of total expenses to
          average net assets (after reimbursement) ...........        1.61%             1.47%            1.52%(b)
         Ratio of net investment
          income to average net assets........................        6.53%             4.35%            4.29%(b)
         Ratio of net investment
          income to average net assets (after reimbursement) .        -----             ------             ------
     Portfolio turnover ......................................        18.57%            45.48%           29.50%(b)



(a)  For the period June 24, 1997(commencement of operations) to March 31, 1998.
(b)  Annualized.
(c)  Class C shares changed to class Y shares.


The accompanying notes are an integral part of these financial statements.





                                                                            Class B

                                                                     Year             Year
                                                                     Ended           Ended
                                                                   March 31,        March 31,
                                                                     2000             1999
                                                                     ----             ----

PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning ...................................      $ 7.99           $10.59                     Income from
investment operations:
     Net investment income ...................................        0.53             0.40
     Net realized and unrealized
          gain (loss) on investments..........................       (0.22)           (2.54)
                                                                   --------           ------
Total from investment income .................................        0.31            (2.14)
Less  distributions:
     Dividends from net
          investment income ..................................       (0.53)           (0.38)
Distributions from net realized
             gains on investments.............................        0.00            (0.08)
                                                                      -----           ------
Total from distributions .....................................       (0.53)           (0.46)
                                                                    -------           ------

Net asset value at end of period .............................     $  7.77            $ 7.99
                                                                     =====            =======

TOTAL RETURN..................................................        3.97%          (20.65%)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)....................         90                 91

     Ratio of total expenses to
          average net assets .................................       21.55%            13.38%
         Ratio of total expenses to
          average net assets (after reimbursement) ...........        1.60%             1.45%

         Ratio of net investment
          income to average net assets........................      (12.11)%          (7.53)%
         Ratio of net investment
          income to average net assets (after reimbursement) .         7.84%            4.39%

     Portfolio turnover ......................................        18.57%           45.48%



The accompanying notes are an integral part of these financial statements.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
The investment objective of the fund may be changed without shareholder approval. You will be notified at least 30 days in advance of any change.

Each share of the fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the fund.

Firstar Select Funds

FOR MORE INFORMATION

You may obtain the following and other information on the Firstar Select REIT-Plus Fund free of charge:

- Annual and Semi-Annual Reports to Shareholders The annual and semi-annual reports provide the fund's most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the fund's performance during the last fiscal year.

- Statement of Additional Information (SAI) The SAI is incorporated into this prospectus by reference (i.e. legally made a part of this prospectus). The SAI provides more details about the fund's policies and management.




To receive any of these documents or prospectuses on the Firstar Select REIT-Plus Fund:

By telephone:
1-800-677-FUND

By mail:
Firstar Select Funds
Client Services
C/o Firstar Bank, N.A.
425 Walnut Street, ML 7135
Cincinnati, Ohio  45202


You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.






Investment Company Act File # 811-8155

                          FIRSTAR SELECT REIT-PLUS FUND
                        A series of Firstar Select Funds

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 2000

         This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus of Firstar Select REIT-Plus Fund dated August 1, 2000. This SAI incorporates by reference the financial statements and independent auditor's report from the Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2000. A free copy of the Prospectus and Annual Report can be obtained by writing the Transfer Agent at 431 N. Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-677-FUND.

                                         STATEMENT OF ADDITIONAL INFORMATION

                                                  TABLE OF CONTENTS

                                                                      PAGE

DESCRIPTION OF THE TRUST AND FUND.....................................  2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.  3

INVESTMENT LIMITATIONS................................................  6

THE INVESTMENT ADVISER................................................  8

TRUSTEES AND OFFICERS.................................................  9

PORTFOLIO TRANSACTIONS AND BROKERAGE.................................. 11

DISTRIBUTION PLAN..................................................... 12

SHAREHOLDER SERVICES PLAN............................................. 13

CONVERSION TO FEDERAL FUNDS........................................... 13

DETERMINATION OF SHARE PRICE.......................................... 13

INVESTMENT PERFORMANCE................................................ 14

CUSTODIAN............................................................. 15

TRANSFER AGENT AND ADMINISTRATOR...................................... 15

ACCOUNTANTS........................................................... 15

DISTRIBUTOR........................................................... 15

FINANCIAL STATEMENTS...................................................15

DESCRIPTION OF THE TRUST AND FUND

     Firstar Select REIT-Plus Fund (the "Fund") was organized as a diversified series of Firstar Select Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated February 28, 1997 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund (the only series currently authorized by the Trustees) was organized on February 28, 1997, and commenced operations on June 24, 1997.

     The shares of the Fund are divided into two classes, designated Class B and Class Y shares. The differing sales charges and other expenses applicable to the different classes of the Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action. More information concerning the classes of shares of the Fund may be obtained by calling Firstar Bank at 1-800-677-FUND.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Transfer Agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. The Trust will, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications with other shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. A separate vote is taken by a class of shares of the Fund if a matter affects just that class of shares. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected.

     The Fund may determine to allocate certain of its expenses (in addition to 12b-1 fees) to the specific class of the Fund's shares to which those expenses are attributable. For example, a higher transfer agency fee per shareholder account may be imposed on a class of shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined.

     The Fund has filed an election with the Securities and Exchange Commission which permits the Fund to make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. However, the Fund has committed to pay in cash all redemptions for any shareholder, limited in amount with respect to each shareholder during any ninety day period to the lesser of (a) $250,000 or (b) one percent of the net asset value of the Fund at the beginning of such period.


     As of July 14, 2000, the following persons may be deemed to beneficially own five percent (5%) or more of the Class Y shares of the Fund: Muggs & Company, P.O. Box 1787, Milwaukee, WI 53201, 78.28%; Roland & Company, P.O. Box 387, Saint Louis, MO 63166, 19.73%

     As of July 14, 2000, the following persons may be deemed to beneficially own five percent (5%) or more of the Class B shares of the Fund:

------------------------ ---------------------------- ------------------
Name                     Address                      Percentage
------------------------ ---------------------------- ------------------
------------------------ ---------------------------- ------------------
Kenneth A. Burke         611 Jefferson Drive          70.44%
                         Cleveland, OH 44143
------------------------ ---------------------------- ------------------
------------------------ ---------------------------- ------------------
Louis S. Ross            6221 North Applecross Road   14.94 %
                         Highland Heights, OH 44143
------------------------ ---------------------------- ------------------
------------------------ ---------------------------- ------------------
John C. Loebs            14680 Winfield Park Drive    8.50 %
                         Novelty, OH 44072
------------------------ ---------------------------- ------------------

As of July 14, 2000, Muggs & Company may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Fund.

As of July 14, 2000, the officers and Trustees as a group own less than one percent of the Fund.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use.

Equity Securities

     The Fund may invest in common stock, preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures) of real estate related companies (including REITs) and other companies. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Adviser intends to invest only in convertible debentures rated A or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the Adviser. The Fund may hold warrants and rights issued in conjunction with common stock, but in general will sell any such warrants or rights as soon as practicable after they are received. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

Foreign Securities

     The Fund may invest up to 10 % of its net assets at the time of purchase in foreign equity securities including REITs. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Option Transactions

     The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index, or (b) the Fund will segregate with the Custodian high grade liquid debt obligations sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

Loans of Portfolio Securities

     The Fund may make long- and short-term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or require such securities in time to vote on any matter which the Adviser determines to be important. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.


Corporate Debt Securities

     Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Corporate debt securities are subject to the risk that the company may not be able to make interest and principal payments when due. In addition, these debt securities may decrease in value when interest rates rise. This interest rate risk increases with debt securities of longer maturities. Under normal circumstances, the Fund may invest up to 5% of its net assets in corporate bonds and notes. The Fund intends to invest only in fixed income securities rated A or higher by Moody's Investors Services, Inc. or by Standard and Poor's Corporation or, if unrated, are deemed to be of comparable quality by the Adviser.


U.S. Government Obligations

     U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. If a U.S. government agency or instrumentality in which the Fund invests, defaults and the U.S. government does not stand behind the obligation, the Fund's share price could fall. Under normal circumstances, the Fund may invest up to 5% of its net assets in U.S. government obligations.

Repurchase Agreements

     The Fund may invest in repurchase agreements fully collateralized by U.S. government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

INVESTMENT LIMITATIONS

     Fundamental.  The investment  limitations described below have been adopted
    --------------
by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank,
       -----------------
provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.


     2.  Senior  Securities.  The Fund will not issue  senior  securities.  This
         -------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. Underwriting.  The Fund will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real  Estate.  The Fund will not  purchase  or sell  real  estate.  This
        -------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  Commodities.  The Fund will not  purchase  or sell  commodities  unless
        -------------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.  Loans.  The Fund will not make  loans to other  persons,  except (a) by
         ------
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration.  The Fund will not invest 25% or more of its total assets
        --------------
in any particular industry other than the real estate industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental.  The following  limitations have been adopted by the Trust
     ----------------
with respect to the Fund and are Non-Fundamental (see "Investment Limitations" above).

     1.  Pledging.  The Fund will not mortgage,  pledge,  hypothecate  or in any
        ----------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.  The Fund will not purchase any  security  while  borrowings
        -----------
(including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not engage in borrowing or enter into reverse repurchase agreements.

     3. Margin Purchases.  The Fund will not purchase securities or evidences of
        -----------------
interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4.  Options.  The Fund will not  purchase or sell puts,  calls,  options or
         --------
straddles, except as described in the Prospectus and the Statement of Additional Information.

     5. Short Sales. The Fund will not effect short sales of securities.
        ------------


     6. Illiquid  Securities.  The Fund will not purchase  securities  that  are
        --------------------
restricted as to resale or otherwise illiquid. For this purpose, illiquid securities generally include securities which cannot be disposed of within seven days in the ordinary course of business without taking a reduced price. Certain Rule 144A securities may be considered liquid; however the Fund has no present intention of investing in such securities.


     7.  Money  Market  Funds.  The Fund will not  purchase  shares of any money
        ----------------------
market fund if immediately after such purchase more than 3 percent of the total outstanding shares of the money market fund would be owned by the Fund and its affiliates.


THE INVESTMENT ADVISER


     The Fund's investment adviser is Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201 ("Firstar Bank" or the "Adviser"). The Adviser is a wholly owned subsidiary of Firstar Corporation, a bank holding company. Because of internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Firstar Bank's or its affiliates' lending relationships with an issuer.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the fiscal years ended March 31, 2000 and 1999, and for the period from June 24, 1997 (commencement of operations) through March 31, 1998, the Fund paid fees to the Adviser of $229,393, $281,358, and $214,090, respectively.


     The Adviser retains the right to use the names "Star," "Star Select," and" "Star Select REIT-Plus" or any variation thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use such names automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.


     The Adviser will, and other banks and financial institutions may, provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities. The Fund will not purchase securities issued by FirstarBanc Corporation, the Adviser, or any of its affiliates.

TRUSTEES AND OFFICERS


     The names of the Trustees and executive officers of the Trust are shown below.

-------------------------- ---------------------------------------------------------
                           Positions with the Trust & Principal Occupations
Name, Address and Age      During the Page 5 Years
-------------------------- ---------------------------------------------------------
-------------------------- ---------------------------------------------------------

*Timothy L. Ashburn (49)   Trustee  (Chairman  of the Board) and  President  of the
431 N. Pennsylvania St.    Trust and The Unified  Funds;  Chairman of the Board and
Indianapolis, IN  46204    President,  Unified Investment Advisers,  Inc. (December
                           1994  to  present);   Chairman  of  the  Board,  Unified
                           Financial  Services,  Inc. (a financial services holding
                           company),  Unified Management  Corporation (a registered
                           broker/dealer)  and  Unified  Fund  Services,   Inc.  (a
                           mutual   fund   service   provider)(December   1989   to
                           present);    Director,   Health   Financial,   Inc.   (a
                           registered investment adviser) (June 1997 to present).
-------------------------- ---------------------------------------------------------
-------------------------- ---------------------------------------------------------

Daniel J. Condon (49)      Trustee  of  the  Trust  and  The  Unified  Funds;  Vice
101 Carley Court           President  International  Crankshaft Inc. (an automotive
Georgetown, KY  40324      supplier)(1990 to present).
-------------------------- ---------------------------------------------------------
-------------------------- ---------------------------------------------------------

*Philip L. Conover (54)    Trustee of the Trust and The  Unified  Funds;  Director,
8218 Cypress Hollow        Unified Financial  Services,  Inc. (a financial services
Sarasota, FL  34238        holding   company)   (May  2000  to  present);   Private
                           investor     and    financial consultant (self-employed);
                           part-time  Adjunct Professor of Finance,  University  of
                           South Florida    (August    1994   to    present).
-------------------------- ---------------------------------------------------------
-------------------------- ---------------------------------------------------------

David E. LaBelle (51)      Trustee  of the Trust and The  Unified  Funds;  Practice
5005 LBJ Freeway           Leader with Oxy Services,  Inc. (a service subsidiary of
Dallas, TX  75244          Occidental  Petroleum  Corp.  (January 1999 to present);
                           Vice President of Compensation and Benefits,  Occidental
                           Chemical  Corp.  (an  international  oil  and  chemical
                           subsidiary of Occidental Petroleum Corp.)(May 1993 to
                           December 1998).
-------------------------- ---------------------------------------------------------
-------------------------- ---------------------------------------------------------

*Jack R. Orben (62)        Trustee of the Trust and The  Unified  Funds;  Director,
36 W. 44th St.             Unified Financial  Services,  Inc. (a financial services
New York, NY  10036        holding  company);  Chairman and CEO  Associated  Family
                           Services (a financial  services holding  company)(January
                           1980 to  present);  Chairman and CEO Starwood Corporation
                           (a registered investment adviser)(March 1984 to present);
                           Chairman  Fiduciary Counsel,   Inc.  (a  registered
                           investment  adviser)(April 1979 to  present);  Chairman
                           Estate Management  Company  (a  wealth management  firm)
                           (January  1978 to present).
-------------------------- ---------------------------------------------------------
-------------------------- ---------------------------------------------------------

Thomas G. Napurano (59)    Treasurer of the Trust and The Unified  Funds;  February
431 N. Pennsylvania St.    1998  to  present);  Chief  Financial  Officer,  Unified
Indianapolis, IN  46204    Investment  Advisers,  Inc.  (January  1995 to present);
                           Executive Vice President and Chief Financial  Officer of
                           Unified Financial  Services,  Inc. (a financial services
                           holding  company),  Unified  Management  Corporation  (a
                           registered  broker/dealer)  and Unified  Fund  Services,
                           Inc. (a mutual fund service provider)(1990 to present).
-------------------------- ---------------------------------------------------------
-------------------------- ---------------------------------------------------------

Carol J. Highsmith (35)    Secretary   of  the   Trust  and  The   Unified   Funds;
                           Secretary,  Unified Fund  Services,  Inc. (a mutual fund
                           service  provider),  Unified  Management  Corporation (a
                           registered   broker/dealer);    Secretary   of   Unified
                           Financial  Services,  Inc. (a financial services holding
                           company) and Unified Investment Advisers,  Inc. (October
                           1996 to  present);  employed by Unified  Fund  Services,
                           Inc. (November 1994 to present).
-------------------------- ---------------------------------------------------------

* Unified Fund Services, Inc. is the Fund's transfer agent and administrator, and Unified Management Corporation is the Fund's principal underwriter. Unified Fund Services, Inc. and Unified Management Corporation are subsidiaries of Unified Financial Services, Inc. Mr. Ashburn , Mr. Conover and Mr. Orben may each be deemed to be an "interested person" of the Trust, as defined in the Investment Company Act of 1940, because of their respective positions with Unified Financial Services, Inc. and its subsidiaries.

         Trustee fees are Trust expenses. The following table sets forth the Trustees' compensation for the fiscal year ended March 31, 2000.


============================ ========================================
                                 Total Compensation from Trust
          Name                 the Trust is not in a Fund Complex)
---------------------------- ----------------------------------------
Timothy L. Ashburn                            $0
---------------------------- ----------------------------------------
Daniel J. Condon                            $4,000
---------------------------- ----------------------------------------
Philip L. Conover                           $4,000
---------------------------- ----------------------------------------
David E. LaBelle                            $4,000
---------------------------- ----------------------------------------
Jack R. Orben                                 $0
============================ ========================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

     When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Due to research services provided by brokers, the Fund directed to brokers $ 10,712,848 of brokerage transactions (on which commissions were $45,919 during the fiscal year ended March 31, 2000).


DISTRIBUTION PLAN

         With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Unified Management Corporation to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Unified Management, Inc. may pay fees to brokers and others for such services. The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.


SHAREHOLDER SERVICES PLAN

     This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

CONVERSION TO FEDERAL FUNDS

     It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Firstar Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "The Price of Shares" in the Prospectus.

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          Securities   that  are  traded  on  any  exchange  or  on  the  NASDAQ
over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review by the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.



INVESTMENT PERFORMANCE

     The Fund may periodically advertise the average annual total return for its shares. "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula: P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     The Fund may also periodically advertise the total return for its shares over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of its shares) as of the end of a specified period. The "total return" for its shares refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the NAREIT (National Association of Real Estate Investment Trusts) Index, the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.


     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used. The Fund's average annual total return of Class Y shares of the Fund for the one, five and ten year periods ended March 31, 2000 was 4.22%, 7.37% and 8.04%, respectively.



CUSTODIAN

     In addition to acting as the Fund's Adviser, Firstar Bank, is Custodian of the Fund's investments. As Custodian, Firstar Bank acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties. As Custodian, Firstar Bank receives a monthly fee at the annual rate of 0.025% of the total assets of the Fund on the last business day of each month.

TRANSFER AGENT AND ADMINISTRATOR


     Unified Fund Services, Inc.("Unified"), 431 N. Pennsylvania, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. In addition, Unified Fund Services, Inc., in its capacity as Fund administrator, provides the Fund with certain monthly reports, record-keeping and other management-related services. Unified also provides fund accounting services to the Fund including maintaining the Fund's accounts, books and records and calculating the daily net asset value. For these administrative and fund accounting services, it receives a monthly fee from the Fund equal to an annual average rate of 0.18% of the Fund's average daily net assets.. For the fiscal years ended March 31, 2000 and 1999, and for the period from June 24, 1997 (commencement of operations) through March 31, 1998, Unified received $66,953, $75,658 and $29,253, respectively, for its services as administrator and fund accountant.

ACCOUNTANTS


     The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending March 31, 2001. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

     Unified Management Corporation, 431 N. Pennsylvania, Indianapolis, Indiana 46204, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS


     The financial information and independent auditor's report required to be included in this Statement of Additional Information is incorporated herein by reference to the Trust's Annual Report to Shareholders dated March 31, 2000. The Fund will provide the Annual Report without charge at written or telephone request.




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